As filed with the Securities and Exchange Commission on June 3, 2009

File Nos. 333-62298 and 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 138	[X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 140

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 765-5384
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]                      immediately upon filing pursuant to paragraph (b).
[X]                      on July 2, 2009 pursuant to paragraph (b).
[   ]                      60 days after filing pursuant to paragraph (a)(1).
[   ]                      on (date) pursuant to paragraph (a)(1).
[   ]                      75 days after filing pursuant to paragraph (a)(2).
[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[X]                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 91 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on July 9, 2008 and pursuant to Rule 485(a)(2) would have become effective on September 22, 2008.

Post-Effective Amendment No. 105 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 22, 2008 as the new date upon which the Amendment was to become effective.

Post-Effective Amendment No. 111 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 21, 2008 as the new date upon which the Amendment was to become effective.

Post-Effective Amendment No. 112 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 19, 2008 as the new date upon which the Amendment was to become effective.

Post-Effective Amendment No. 117 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 16, 2009 as the new date upon which the Amendment was to become effective.

Post-Effective Amendment No. 122 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 13, 2009 as the new date upon which the Amendment was to become effective.

Post-Effective Amendment No. 125 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 13, 2009 as the new date upon which the Amendment was to become effective.

Post-Effective Amendment No. 128 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 10, 2009 as the new date upon which the Amendment was to become effective.

Post-Effective Amendment No. 133 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 8, 2009 as the new date upon which the Amendment was to become effective.

Post-Effective Amendment No. 136 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 5, 2009 as the new date upon which the Amendment was to become effective.

This Post-Effective Amendment No. 138 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 2, 2009 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 138 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 3rd day of June, 2009.

TRUST FOR PROFESSIONAL MANAGERS

By:  /s/ John Buckel
John Buckel
Vice President, Treasurer and Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on June 3, 2009 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson, President and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
* By        /s/ John Buckel
John Buckel
Attorney-in-Fact pursuant to Power of
Attorney filed with the Registrant’s
Post-Effective Amendment No. 124 to its
Registration Statement on Form N-1A
with the SEC on January 30, 2009.